Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Finished goods	$ 78,245	$ 50,054
Raw Materials	86,613	37,789
WIP	7,026	10,859
Total Inventory	$ 149,055	$ 85,516